Imperial Fund I, LLC ABS-15G

Exhibit 99.10

Account Number	Field ID	Original Field Value	Audit Value	Match
IMPRL2021-NQM1-94	MERS_Number	[redacted]	[redacted]	FALSE
IMPRL2021-NQM1-94	Monthly_Debt_All_Borrowers	2816	1898	FALSE